Taxes - Schedule of Reconciles the Statutory Federal Rate (Details) - Taxes [Member]	12 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Schedule of Reconciles the Statutory Federal Rate [Line Items]
Statutory federal rate	21.00%	21.00%
State tax rate, net of statutory federal effect	8.80%	8.80%
Rate differential	(17.20%)	(23.80%)
Permanent difference on non-deductible expenses	(0.10%)	(0.10%)
Permanent difference on non-taxable income	0.50%
Utilization of net operation losses brought forward		(4.80%)
Change in valuation allowance	(13.10%)	(2.20%)
Effective tax rate	(0.10%)	(1.10%)